SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Sales	$ 32,531	$ 37,107
Operating income (loss)	2,118	3,117
Depreciation and amortization	(1,277)	(1,310)
Capital expenditures	2,221	1,998
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	2,118	3,117
Income from investments in associates, joint ventures and other investments	423	711
Financing costs - net	(583)	(361)
Income before taxes	1,958	3,467
Income tax expense	(472)	(420)
Net income (including non-controlling interests)	1,486	3,047
Operating segments | North America
Disclosure of operating segments [line items]
Sales	6,443	6,783
Operating income (loss)	923	1,117
Depreciation and amortization	(249)	(253)
Capital expenditures	211	237
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	923	1,117
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Brazil
Disclosure of operating segments [line items]
Sales	5,212	5,876
Operating income (loss)	627	876
Depreciation and amortization	(182)	(177)
Capital expenditures	414	382
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	627	876
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	13,843	15,764
Operating income (loss)	263	744
Depreciation and amortization	(542)	(533)
Capital expenditures	718	633
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	263	744
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | India and JVs
Reconciliation from operating income to net income [Abstract]
Income from investments in associates, joint ventures and other investments	423	711
Operating segments | Sustainable solutions
Disclosure of operating segments [line items]
Sales	4,762	5,448
Operating income (loss)	81	189
Depreciation and amortization	(84)	(70)
Capital expenditures	240	139
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	81	189
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Mining
Disclosure of operating segments [line items]
Sales	496	530
Operating income (loss)	396	599
Depreciation and amortization	(131)	(112)
Capital expenditures	497	372
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	396	599
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Others
Disclosure of operating segments [line items]
Sales	1,775	2,706
Operating income (loss)	(224)	(425)
Depreciation and amortization	(89)	(165)
Capital expenditures	141	253
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(224)	(425)
Income from investments in associates, joint ventures and other investments	0	0
Intersegment sales
Disclosure of operating segments [line items]
Sales	(5,122)	(5,161)
Operating income (loss)	52	17
Depreciation and amortization	0	0
Capital expenditures	0	(18)
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	52	17
Income from investments in associates, joint ventures and other investments	0	0
Intersegment sales | North America
Disclosure of operating segments [line items]
Sales	66	65
Intersegment sales | Brazil
Disclosure of operating segments [line items]
Sales	1,082	1,018
Intersegment sales | Europe
Disclosure of operating segments [line items]
Sales	1,826	2,002
Intersegment sales | Sustainable solutions
Disclosure of operating segments [line items]
Sales	1,018	882
Intersegment sales | Mining
Disclosure of operating segments [line items]
Sales	874	1,054
Intersegment sales | Others
Disclosure of operating segments [line items]
Sales	$ 256	$ 140